LAND USE RIGHTS, NET (Tables)	12 Months Ended
Feb. 28, 2026
LAND USE RIGHTS, NET
Schedule of land use rights, net

	As of	As of
	February 28,	February 28,
	2025	2026
Land use rights	$214,933	$214,933
Accumulated amortization	(24,959)	(29,261)
Foreign exchange difference	(7,094)	4,107
Land use rights, net	$182,880	$189,779